Offerings - Offering: 1	Jul. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01 per share
Amount Registered | shares	850,000
Proposed Maximum Offering Price per Unit	78.43
Maximum Aggregate Offering Price	$ 66,665,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,207
Offering Note
(1)    Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of additional shares of Alexandria Real Estate Equities, Inc.’s (the “Company”) common stock, par value $0.01 per share (“Common Stock”) that become issuable under the Company’s Amended and Restated 1997 Stock Award and Incentive Plan (the “Plan”) by reason of any future stock dividend, stock split, recapitalization or other similar transactions effected without receipt of consideration by the Company that increases the number of outstanding shares of Common Stock.
(2)    This Registration Statement registers the issuance of an additional 850,000 shares of the Common Stock, which are reserved for future grant and issuable pursuant to the Plan.
(3)    Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h). The price per share and aggregate offering price are based upon the average of the high and low prices of Registrant’s Common Stock on July 15, 2025, a date within five business days prior to the filing of this Registration Statement, of $79.66 and $77.20, respectively, as quoted on the New York Stock Exchange.